UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03526

Name of Fund:	Legg Mason Tax Exempt Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments
Legg Mason Tax Exempt Trust, Inc.
March 31, 2005 (Unaudited)
(Amounts in Thousands)

	Rate	Maturity Date	Par	Value
Alabama — 1.6%
Industrial Development Board of the City of Montgomery, Pollution Control and Solid Waste Disposal Revenue Refunding Bonds (General Electric Company Project), Series 1990 VRDN	2.24%	4/1/05	$6,700	$6,700	A

Alaska — 1.9%
City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines, Inc. Project), Series 2001 VRDN	2.30	4/1/05	8,200	8,200	A

Arizona — 3.3%
Salt River Project Agricultural Improvement and Power District Arizona, Series A TECP	1.90	4/4/05	5,000	5,000
Salt River Project Agricultural Improvement and Power District Arizona, Series A TECP	2.01	5/9/05	5,800	5,800
Salt River Project Agricultural Improvement and Power District Arizona, Series A TECP	2.03	6/3/05	3,500	3,500

				14,300
Delaware — 1.5%
University of Delaware, Revenue Bonds, Series 1998 VRDN	2.30	4/6/05	6,500	6,500	A

District of Columbia — 1.8%
District of Columbia (Washington, D.C.), Multimodal GO Bonds, Series 2003 D-2 VRDN (Aaa/VMIG1, AAA/A-1+)	2.28	4/6/05	7,500	7,500	A

Florida — 7.4%
City of Gainesville, Utilities System
Series C TECP	1.85	4/7/05	7,388	7,388
Series C TECP	2.00	5/10/05	6,400	6,400
Series C TECP	2.00	5/11/05	4,000	4,000
Jacksonville Electric Authority Variable Rate Subordinated Revenue Bonds, Series 2001 C VRDN	2.05	5/19/05	6,000	6,000	A

Portfolio of Investments — Continued
Legg Mason Tax Exempt Trust, Inc.

	Rate	Maturity Date	Par	Value
Pinellas County, Florida, Health Facilities Authority (Bayfront Medical Center, Inc. Project), Refunding Revenue Bonds, Series 1989 VRDN	2.28	4/6/05	400	400	A
Putnam County, Florida, Development Authority PCR Bonds (Seminole Electric Cooperative, Inc.),
Series 1984 H-1 VRDN	2.45	4/6/05	5,385	5,385	A
Series 1984 H-2 VRDN	2.45	4/6/05	1,950	1,950	A

				31,523

Georgia — 2.8%
Burke County, Georgia, PCR Bonds (Oglethorpe Power)
Series 1998 B VRDN	2.05	5/20/05	5,000	5,000	A
Series 1998 B VRDN	2.03	5/23/05	2,000	2,000	A
Series 1998 B VRDN	2.05	5/25/05	4,000	4,000	A
State of Georgia, GO Bonds, Series 1996 B	6.25	4/1/05	1,000	1,000

				12,000

Illinois — 0.5%
Illinois Development Finance Authority PCR Bonds (Amoco Oil Company Project), Series 1994 VRDN	2.30	4/1/05	2,000	2,000	A

Indiana — 0.5%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN	2.30	4/1/05	2,000	2,000	A

Kansas — 4.1%
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds,
Series 2002 B-1 VRDN	2.26	4/7/05	11,000	11,000	A
Series 2002 B-3 VRDN	2.26	4/7/05	6,500	6,500	A

				17,500
Kentucky — 3.7%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group), Series 1999 C VRDN	2.29	4/1/05	9,580	9,580	A

Portfolio of Investments — Continued
Legg Mason Tax Exempt Trust, Inc.

	Rate	Maturity Date	Par	Value
Obligated Group), Series 1999 B VRDN Series 1999B VRDN	2.26	4/6/05	6,365	6,365	A

				15,945
Maryland — 15.4%
Baltimore County Maryland GO Bonds	5.00	6/1/05	1,250	1,257
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village, Inc. Project), Series 1999 A VRDN	2.29	4/7/05	4,475	4,475	A
Howard County, Maryland, Variable Rate Demand Multifamily Housing Revenue Refunding Bonds (Sherwood Crossing Apartments), Series 2003 VRDN	2.28	4/7/05	3,700	3,700	A
Maryland Economic Development Corporation Revenue Bonds (American Urological Association Education and Research, Inc. Project), Series 2002 VRDN	2.29	4/6/05	3,100	3,100	A
Maryland Health and Higher Educational Facilities Authority (French International School Issue), Series 2004 VRDN	2.29	4/6/05	700	700	A
Maryland Health and Higher Educational Facilities Authority (Friends School of Baltimore), Series 2004 VRDN	2.29	4/6/05	1,800	1,800	A
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985 A VRDN	2.28	4/6/05	8,700	8,700	A
Series 1985 B VRDN	2.30	4/6/05	2,800	2,800	A
Maryland Health and Higher Educational Facilities Authority (The Johns Hopkins Hospital), Series C TECP	2.05	5/20/05	5,000	5,000
Maryland Health and Higher Educational Facilities Authority (The Johns Hopkins University)
Series A VRDN	2.26	4/7/05	2,000	2,000	A
Series A TECP	2.00	5/12/05	2,000	2,000
Series A TECP	2.03	5/24/05	3,100	3,100

Portfolio of Investments — Continued
Legg Mason Tax Exempt Trust, Inc.

	Rate	Maturity Date	Par	Value
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004A VRDN	2.28	4/7/05	2,500	2,500
Maryland Industrial Development Financing Authority, Variable Rate Demand Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN	2.28	4/6/05	5,200	5,200	A
Montgomery County, Maryland, BANS
Series 2002	2.00	5/12/05	3,300	3,300
Series 2002	2.05	5/13/05	2,500	2,500
Series 2002	2.17	5/25/05	4,000	4,000
State of Maryland, GO Bonds, State and Local Facilities Loan of 2003, First Series	5.00	7/15/05	1,000	1,009
University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, Series 2003 A	5.00	4/1/05	2,000	2,000
Washington Suburban Sanitary District BANS, Series 2003 B VRDN	2.24	4/6/05	6,600	6,600	A

				65,741

Massachusetts — 1.2%
The Commonwealth of Massachusetts, GO Refunding Bonds, 2001 Series C VRDN	2.30	4/7/05	5,000	5,000	A

Michigan — 1.0%
Michigan State Housing Development Authority, Rental Housing Revenue Bonds, Series 1997 B VRDN	2.25	4/6/05	4,140	4,140	A

Mississippi — 3.5%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN	2.30	4/1/05	15,200	15,200	A

Missouri — 0.8%
Health and Educational Facilities Authority of the State of Missouri, Medical Research Facilities Revenue Bonds (Stowers Institute for Medical Research), Series 2000 VRDN	2.30	4/7/05	3,500	3,500	A

Portfolio of Investments — Continued
Legg Mason Tax Exempt Trust, Inc.

	Rate	Maturity Date	Par	Value
Nebraska — 0.6%
Omaha Public Power District TECP Series A	2.07	5/13/05	2,400	2,400

Nevada — 0.3%
Clark County School District, Nevada, Adjustable Rate GO (Limited Tax) School Bonds, Series 2001 A VRDN	2.22	4/1/05	1,350	1,350	A

North Carolina — 3.3%
City of Charlotte, North Carolina, Water and Sewer System Commercial Paper Revenue, BANS	1.60	5/27/05	6,200	6,200
City of Charlotte, North Carolina, Water and Sewer System Commercial Paper Revenue, BANS	1.60	6/3/05	4,000	4,000
County of Wake, North Carolina, GO Public Improvement Bonds, Series 2003 A	3.00	4/1/05	4,000	4,000

				14,200

Ohio — 4.5%
Ohio Higher Educational Facility Commission Revenue Bonds (Xavier University 2000 Project) VRDN	2.22	4/7/05	9,930	9,930	A
Ohio State University General Receipt Bonds, Series 2001 VRDN	2.30	4/7/05	8,500	8,500	A
State of Ohio, Highway Capital Improvement Bonds, Series C	4.75	5/1/05	1,000	1,003

				19,433

Pennsylvania — 6.6%
Allegheny County, Pennsylvania, Hospital Development Authority Health Center Revenue Bonds (Presbyterian University Health)
Series 1990 A VRDN	2.30	4/7/05	1,725	1,725	A
Series 1990 D VRDN	2.30	4/7/05	1,455	1,455	A
Delaware County, Pennsylvania, IDA Revenue Refunding Bonds (Resource Recovery Facility, General Electric Capital Corporation), Series 1997 G VRDN	2.25	4/6/05	3,780	3,780	A

Portfolio of Investments — Continued
Legg Mason Tax Exempt Trust, Inc.

	Rate	Maturity Date	Par	Value
Geisinger Authority (Montour County, Pennsylvania), Health System Revenue Refunding Bonds, (Geisinger Health System), Series 2002 VRDN	2.30	4/1/05	4,500	4,500	A
Lackawanna County, Pennsylvania, IDA (National Book Company Project), Series 1986 VRDN	2.88	4/6/05	400	400	A
Northampton County Higher Education Authority University Revenue Bonds, Series 2000 (Lehigh University), VRDN	2.25	4/7/05	7,500	7,500	A
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University), Series 1995 B VRDN	2.29	4/1/05	2,050	2,050	A
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project)
Series B of 2002 VRDN	2.30	4/1/05	1,500	1,500	A
Series D of 2002 VRDN	2.30	4/1/05	5,400	5,400	A

				28,310

South Carolina — 4.2%
Berkeley County, South Carolina, PCR Refunding Bonds (Amoco Chemical Company Project), Series 1994 VRDN	2.30	4/1/05	8,530	8,530	A
South Carolina Public Service Authority Promissory Notes, TECP	1.93	4/5/05	9,500	9,500

				18,030

Tennessee — 3.7%
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Tennessee Revenue Bonds (The Vanderbilt University), Series A VRDN	2.25	4/7/05	16,000	16,000	A

Portfolio of Investments — Continued
Legg Mason Tax Exempt Trust, Inc.

	Rate	Maturity Date	Par	Value
Texas — 15.3%
City of Austin, Texas, Combined Utility Systems Commercial Paper Notes, Series A	2.18	4/28/05	3,000	3,000
Dallas, Texas, Area Rapid Transit Authority
Series 2001 TECP	1.92	4/5/05	5,000	5,000
Series 2001 TECP	1.90	4/6/05	10,000	10,000
Gulf Coast Waste Disposal Authority, PCR Refunding Bonds
(Exxon Project), 1995 Series VRDN (Aaa/VMIG1, AAA/A-1+)	2.22	4/1/05	400	400	A
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds
St. Luke’s Episcopal Hospital, Series 2001B VRDN	2.30	4/1/05	11,915	11,915	A
The Methodist Hospital, Series 2002 VRDN	2.30	4/1/05	13,000	13,000	A
Harris County, Texas, GO Notes, Series C TECP (P-1, A-1+)	1.93	4/7/05	1,800	1,800
Southwest Higher Education Authority Inc., Variable Rate Demand Higher Education Revenue Bonds (Southern Methodist University Project), Refunding Series 1985 VRDN	2.29	4/1/05	12,130	12,130	A
State of Texas, TRANS, Series 2004	3.00	8/31/05	8,000	8,046

				65,291

Utah — 1.7%
Emery County, Utah, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN	2.30	4/1/05	5,800	5,800	A
Intermountain Power Agency, Variable Rate Power Supply Revenue Bonds, 1985 Series F VRDN (Aaa/VMIG1,AAA/A-1+)	1.93	4/7/05	1,500	1,500	A

				7,300

Portfolio of Investments — Continued
Legg Mason Tax Exempt Trust, Inc.

	Rate	Maturity Date	Par	Value
Virginia — 2.6%
Harrisonburg Redevelopment and Housing Authority, Variable Rate Lease Purchase Revenue Bonds, 2001 Series A VRDN	2.35	4/7/05	11,000	11,000	A

Washington — 3.4%
State of Washington, Adjustable Rate GO Bonds, Series 1996 B VRDN	2.15	4/6/05	14,600	14,600	A

Wyoming — 1.0%
Lincoln County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN	2.34	4/1/05	2,100	2,100	A
Sweetwater County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN	2.34	4/1/05	2,200	2,200	A

				4,300

Total Investments, at Amortized Cost and Value — 98.2%				419,963	B
Other Assets Less Liabilities — 1.8%				7,816

Net Assets Applicable to 427,778 Shares Outstanding				$427,779

Net Asset Value Per Share				$1.00

A	The rate shown is the rate as of March 31, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

B	Also represents cost for federal income tax purposes.

Security Valuation

In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

      Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Exempt Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax Exempt Trust, Inc.
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax Exempt Trust, Inc.
Date: May 27, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Tax Exempt Trust, Inc.
Date: May 27, 2005